Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY-VERSUS-PERFORMANCE TABLE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for our 2020, 2021, 2022, and 2023 fiscal years.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs($)(1)	Average Compensation Actually Paid to Non-PEO NEOs($)(2)	Total Shareholder Return($)	Peer Group Total Shareholder Return($)	Net Income (in thousands)($)		Adjusted Funds From Operations (AFFO) per Share and Unit($)(4)
2023	$2,181,100	$2,523,417	$1,140,388	$1,285,359	$157	$138	$21,734		$0.91
2022	$1,839,215	$(1,034,220)	$915,639	$(538,467)	$141	$122	$19,996		$0.98
2021	$1,506,795	$2,867,359	$751,959	$1,308,522	$161	$122	$18,342		$0.95
2020	$3,086,114	$3,182,518	$1,134,104	$1,101,882	$106	$92	$(2,499)	(3)	$0.88

1)	Represents the total amount from the Summary Compensation Table for each applicable year (each, a “covered year”) for the PEO and the average of the total amounts of all non-PEO NEOs from the Summary Compensation Table for each covered year. Our PEO and the non-PEO NEOs for each applicable year are as follows:

a)	PEO:

i)	2023: Jeffrey Busch

ii)	2022: Jeffrey Busch

iii)	2021: Jeffrey Busch

iv)	2020: Jeffrey Busch

b)	Non-PEO NEOs:

i)	2023: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

ii)	2022: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iii)	2021: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iv)	2020: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:

a)	the total amount from the Summary Compensation Table;

b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);

c)	plus or minus

i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;

ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;

iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards; and

iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date,

d)	less, for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our PEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to PEO	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Total	2,181,100	1,839,215	1,506,795	3,086,114
Grant Date Fair Value of Awards Granted in Fiscal Year	(1,080,000)	(860,000)	(540,000)	(2,460,000)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	1,180,242	345,509	779,176	3,066,062
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	12,966	(722,931)	(133,027)	(411,591)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	114,468	(1,859,250)	963,595	(357,749)
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	(12,851)	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	127,492	223,237	290,820	259,683
Compensation Actually Paid	2,523,417	(1,034,220)	2,867,359	3,182,518

The following table provides a reconciliation of the Summary Compensation Table Total to Average Compensation Actually Paid to our Non-PEO NEOs.

Reconciliation of Summary Compensation Table Total to Average Compensation Actually Paid to Non-PEO NEOs	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Total	1,140,388	915,639	751,959	1,134,104
Grant Date Fair Value of Awards Granted in Fiscal Year	(601,700)	(443,500)	(304,500)	(872,500)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	652,529	174,043	446,471	1,082,614
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	9,885	(355,057)	(127,320)	(129,680)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	39,427	(933,128)	388,853	(237,812)
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	(9,359)	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	54,189	103,537	153,058	125,156
Average Compensation Actually Paid	1,285,359	(538,467)	1,308,522	1,101,882

3)	Net income in 2020 included a one-time charge of $14,005 related to the Internalization.

4)	We compute AFFO by modifying Funds From Operations, which we calculate in accordance with standards established by the National Association of Real Estate Investment Trusts, for certain cash and non-cash items and certain recurring and non-recurring items. Refer to “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2023.

The table below shows the relationships between the following: (i) the percentage difference in the amounts shown in the total column of the summary compensation table for our PEO and actual compensation paid (as determined by the table above), (ii) the percentage difference in the average amount for our non-PEO NEOs and actual compensation paid (as determined by the table above) and (iii) the total return of our common stock, and (b) the total return of the MSCI U.S. REIT Index:

Year	% Change from PEO Summary Compensation Table and Actual Compensation Paid	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual Compensation Paid	Company TSR (%)	MSCI U.S. REIT Index TSR (%)
2023	16%	13%	12%	14%
2022	-156%	-159%	-13%	0%
2021	90%	74%	6%	32%
2020	3%	13%	6%	-8%

The table below shows the relationships between the following: (i) the percentage differences in the amounts shown in the total column of the summary compensation table for our PEO and the average amount for our non-PEO NEOs versus actual compensation paid to such PEO and non-PEO (as determined by the table above) and (ii) (a) the Company’s net income and (b) AFFO:

Year	% Change from PEO Summary Compensation Table and Actual Compensation Paid	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual Compensation Paid	% Change in Net Income		% Change in AFFO
2023	16%	13%	9%		-7%
2022	-156%	-159%	9%		3%
2021	90%	74%	59%		8%
2020	3%	13%	20%	(1)	17%

(1)	For comparative purposes, we added back the one-time management internalization expense of $14,005. Actual net income for 2020 was $(2,499).

The following table provides a list of the most important financial measures that the Company used to measure NEO performance-based compensation for 2023:

AFFO per share	Occupancy Rate	Debt-to-Assets (Leverage) Ratio

See “Compensation, Discussion and Analysis—Summary of 2023 Compensation—Elements of Executive Compensation—Annual Incentive Plan,” for a more detailed description of how the financial measures above are used to measure NEO performance-based compensation for 2023.

Company Selected Measure Name	Adjusted Funds From Operations (AFFO) per Share
Named Executive Officers, Footnote
1)	Represents the total amount from the Summary Compensation Table for each applicable year (each, a “covered year”) for the PEO and the average of the total amounts of all non-PEO NEOs from the Summary Compensation Table for each covered year. Our PEO and the non-PEO NEOs for each applicable year are as follows:
a)	PEO:
i)	2023: Jeffrey Busch
ii)	2022: Jeffrey Busch
iii)	2021: Jeffrey Busch
iv)	2020: Jeffrey Busch
b)	Non-PEO NEOs:
i)	2023: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber
ii)	2022: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber
iii)	2021: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber
iv)	2020: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

PEO Total Compensation Amount	$ 2,181,100	$ 1,839,215	$ 1,506,795	$ 3,086,114
PEO Actually Paid Compensation Amount	$ 2,523,417	(1,034,220)	2,867,359	3,182,518
Adjustment To PEO Compensation, Footnote
2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:
a)	the total amount from the Summary Compensation Table;
b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);
c)	plus or minus
i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;

ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;
iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards; and
iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date,
d)	less, for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our PEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to PEO	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Total	2,181,100	1,839,215	1,506,795	3,086,114
Grant Date Fair Value of Awards Granted in Fiscal Year	(1,080,000)	(860,000)	(540,000)	(2,460,000)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	1,180,242	345,509	779,176	3,066,062
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	12,966	(722,931)	(133,027)	(411,591)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	114,468	(1,859,250)	963,595	(357,749)
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	(12,851)	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	127,492	223,237	290,820	259,683
Compensation Actually Paid	2,523,417	(1,034,220)	2,867,359	3,182,518

Non-PEO NEO Average Total Compensation Amount	$ 1,140,388	915,639	751,959	1,134,104
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,285,359	(538,467)	1,308,522	1,101,882
Adjustment to Non-PEO NEO Compensation Footnote
2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:
a)	the total amount from the Summary Compensation Table;
b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);
c)	plus or minus
i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;

ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;
iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards; and
iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date,
d)	less, for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

Reconciliation of Summary Compensation Table Total to Average Compensation Actually Paid to Non-PEO NEOs	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Total	1,140,388	915,639	751,959	1,134,104
Grant Date Fair Value of Awards Granted in Fiscal Year	(601,700)	(443,500)	(304,500)	(872,500)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	652,529	174,043	446,471	1,082,614
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	9,885	(355,057)	(127,320)	(129,680)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	39,427	(933,128)	388,853	(237,812)
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	(9,359)	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	54,189	103,537	153,058	125,156
Average Compensation Actually Paid	1,285,359	(538,467)	1,308,522	1,101,882

Tabular List, Table

The following table provides a list of the most important financial measures that the Company used to measure NEO performance-based compensation for 2023:

AFFO per share	Occupancy Rate	Debt-to-Assets (Leverage) Ratio

Total Shareholder Return Amount	$ 157	141	161	106
Peer Group Total Shareholder Return Amount	138	122	122	92
Net Income (Loss)	$ 21,734,000	$ 19,996,000	$ 18,342,000	$ (2,499,000)
Company Selected Measure Amount | $ / shares	0.91	0.98	0.95	0.88
PEO Name	Jeffrey Busch
Management Fee Expense	$ 14,005			$ 14,005
Percentage Of Change from PEO Summary Compensation Table and Actual Compensation Paid	16.00%	(156.00%)	90.00%	3.00%
Percentage Of Change from Non-PEO NEO Summary Compensation Table and Actual Compensation Paid	13.00%	(159.00%)	74.00%	13.00%
Percentage Of Company Total Stockholder Return	12.00%	(13.00%)	6.00%	6.00%
Percentage Of MSCI U.S. REIT Healthcare Index Total Stockholder Return	14.00%	0.00%	32.00%	(8.00%)
Percentage Of Change In Net Income	9.00%	9.00%	59.00%	20.00%
Percentage Of Change In Adjusted Funds From Operations	(7.00%)	3.00%	8.00%	17.00%
Actual Net Income				$ (2,499)
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description
4)	We compute AFFO by modifying Funds From Operations, which we calculate in accordance with standards established by the National Association of Real Estate Investment Trusts, for certain cash and non-cash items and certain recurring and non-recurring items. Refer to “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Occupancy Rate
Measure:: 3
Pay vs Performance Disclosure
Name	Debt-to-Assets (Leverage) Ratio
Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,080,000)	(860,000)	(540,000)	(2,460,000)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,180,242	345,509	779,176	3,066,062
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,966	(722,931)	(133,027)	(411,591)
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,468	(1,859,250)	963,595	(357,749)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,851)
PEO | Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,492	223,237	290,820	259,683
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,700)	(443,500)	(304,500)	(872,500)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	652,529	174,043	446,471	1,082,614
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,885	(355,057)	(127,320)	(129,680)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,427	(933,128)	388,853	(237,812)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,359)
Non-PEO NEO | Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,189	$ 103,537	$ 153,058	$ 125,156